Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	Apr. 28, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Advisor Class A and C Prospectus | Kinetics Alternative Income Fund | Advisor Class A
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Trading Symbol	KWIAX
Advisor Class A and C Prospectus | Kinetics Alternative Income Fund | Advisor Class C
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Trading Symbol	KWICX
Advisor Class A and C Prospectus | Kinetics Internet Fund | Advisor Class A
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Trading Symbol	KINAX
Advisor Class A and C Prospectus | Kinetics Internet Fund | Advisor Class C
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Trading Symbol	KINCX
Advisor Class A and C Prospectus | Kinetics Global Fund | Advisor Class A
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Trading Symbol	KGLAX
Advisor Class A and C Prospectus | Kinetics Global Fund | Advisor Class C
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Trading Symbol	KGLCX
Advisor Class A and C Prospectus | Kinetics Paradigm Fund | Advisor Class A
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Trading Symbol	KNPAX
Advisor Class A and C Prospectus | Kinetics Paradigm Fund | Advisor Class C
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Trading Symbol	KNPCX
Advisor Class A and C Prospectus | Kinetics Medical Fund | Advisor Class A
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Trading Symbol	KRXAX
Advisor Class A and C Prospectus | Kinetics Medical Fund | Advisor Class C
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Trading Symbol	KRXCX
Advisor Class A and C Prospectus | Kinetics Small Cap Opportunities Fund | Advisor Class A
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Trading Symbol	KSOAX
Advisor Class A and C Prospectus | Kinetics Small Cap Opportunities Fund | Advisor Class C
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Trading Symbol	KSOCX
Advisor Class A and C Prospectus | Kinetics Market Opportunities Fund | Advisor Class A
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Trading Symbol	KMKAX
Advisor Class A and C Prospectus | Kinetics Market Opportunities Fund | Advisor Class C
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Trading Symbol	KMKCX
Advisor Class A and C Prospectus | Kinetics Multi-Disciplinary Fund | Advisor Class A
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Trading Symbol	KMDAX
Advisor Class A and C Prospectus | Kinetics Multi-Disciplinary Fund | Advisor Class C
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Trading Symbol	KMDCX
Institutional Class Prospectus | Kinetics Alternative Income Fund | Institutional Class
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Trading Symbol	KWIIX
Institutional Class Prospectus | Kinetics Paradigm Fund | Institutional Class
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Trading Symbol	KNPYX
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Institutional Class
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Trading Symbol	KSCYX
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Institutional Class
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Trading Symbol	KMKYX
Institutional Class Prospectus | Kinetics Multi-Disciplinary Fund | Institutional Class
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Trading Symbol	KMDYX
No Load Class Prospectus | Kinetics Alternative Income Fund | No Load Class
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Trading Symbol	KWINX
No Load Class Prospectus | Kinetics Internet Fund | No Load Class
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Trading Symbol	WWWFX
No Load Class Prospectus | Kinetics Global Fund | No Load Class
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Trading Symbol	WWWEX
No Load Class Prospectus | Kinetics Paradigm Fund | No Load Class
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Trading Symbol	WWNPX
No Load Class Prospectus | Kinetics Medical Fund | No Load Class
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Trading Symbol	MEDRX
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | No Load Class
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Trading Symbol	KSCOX
No Load Class Prospectus | Kinetics Market Opportunities Fund | No Load Class
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Trading Symbol	KMKNX
No Load Class Prospectus | Kinetics Multi-Disciplinary Fund | No Load
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Trading Symbol	KMDNX